Investment securities (Tables)	6 Months Ended
Apr. 30, 2025
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Disclosure of Carrying Value Of Banks Investment Securities Per Measurement Category
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	April 30 2025	January 31 2025	October 31 2024

Debt investment securities measured at FVOCI	$125,483	$122,132	$118,226
Debt investment securities measured at amortized cost	26,454	28,494	29,412
Equity investment securities designated at FVOCI	371	290	3,162
Equity investment securities measured at FVTPL	1,954	2,076	2,004
Debt investment securities measured at FVTPL	29	27	28
Total investment securities	$154,291	$153,019	$152,832

Disclosure of Unrealized Gains and Losses on Fair Value through Other Comprehensive Income Securities
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at April 30, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value

Canadian federal government issued or guaranteed debt	$21,899	$349	$98	$22,150
Canadian provincial and municipal debt	21,742	387	115	22,014
U.S. treasury and other U.S. agency debt	49,757	487	723	49,521
Other foreign government debt	28,300	314	259	28,355
Other debt	3,433	35	25	3,443
Total	$125,131	$1,572	$1,220	$125,483

As at January 31, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$21,039	$315	$124	$21,230
Canadian provincial and municipal debt	19,090	335	197	19,228
U.S. treasury and other U.S. agency debt	49,249	124	1,072	48,301
Other foreign government debt	29,882	218	382	29,718
Other debt	3,668	23	36	3,655
Total	$122,928	$1,015	$1,811	$122,132

As at October 31, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$21,473	$219	$152	$21,540
Canadian provincial and municipal debt	17,500	234	209	17,525
U.S. treasury and other U.S. agency debt	47,156	214	994	46,376
Other foreign government debt	29,505	181	400	29,286
Other debt	3,514	22	37	3,499
Total	$119,148	$870	$1,792	$118,226

Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost
(b) Debt investment securities measured at amortized cost

	As at
	April 30, 2025		January 31, 2025		October 31, 2024
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$7,097	$7,007	$7,886	$7,831	$8,722	$8,721
U.S. treasury and other U.S. agency debt	16,019	16,828	17,496	18,399	17,440	18,440
Other foreign government debt	2,421	2,418	2,056	2,055	2,044	2,041
Corporate debt	207	201	215	209	216	210
Total	$25,744	$26,454	$27,653	$28,494	$28,422	$29,412

(1)	Balances are net of allowances, which are $1 (January 31, 2025 – $1; October 31, 2024 – $1).

Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income
(c) Equity investment securities designated at fair value through other comprehensive income (FVOCI)

As at April 30, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$216	$186	$31	$371
Total	$216	$186	$31	$371

As at January 31, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$183	$136	$29	$290
Total	$183	$136	$29	$290

As at October 31, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$2,522	$713	$73	$3,162
Total	$2,522	$713	$73	$3,162